August 14, 2020

VIA EDGAR

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pacific Global ETF Trust
(File Nos. 333-227097 and 811-05141)

Dear Sir or Madam:

On behalf of Pacific Global ETF Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (“XBRL”) format that reflects the expense example information included in the prospectus supplement filed pursuant to Rule 497 on July 30, 2020 (accession number 0001104659-20-088210), to the Pacific Global Senior Loan ETF Prospectus dated December 27, 2019, as supplemented.  Such supplement is incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3391 or by e-mail at joseph.lallande@PacificLife.com.

Sincerely,

/s/ J. G. Lallande

J. G. Lallande
Vice President and Counsel

Pacific Global ETF Trust

840 Newport Center Drive, 7th Floor

Newport Beach, California 92660

SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase